Related party transactions (Details 2) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 3,780	$ 4,237
Amounts due to owners and affiliates	$ 799	$ 1,374